UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: President & Chief Investment Officer
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		November 9, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: 93821


List of Other Included Managers:	NONE

                               FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2 COLUMN 3   COLUMNCOLUMN 5         COLUMN 6COLUMN 7 COLUMN 8

                                          VALUE SHRS OR SH/ PUT/ INVESTME OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CUSIP      (x$100PRN AMT PRN CALL DISCRETIMANAGERS   SOLE    SHARED NONE
AEGON NV              COM      7924103      6124 1512100SH       SOLE                1512100
ALLIANCEBERNSTEIN HOLDCOM      01881G106    2136  156533SH       SOLE                 156533
AISAINFO HOLDINGS     COM      04518A104     938  127200SH       SOLE                 127200
CHINA YUCHAI INTL LTD COM      G21082105   30881 2118106SH       SOLE                2118106
CHIQUITA BRANDS INTL ICOM      170032809    8097  970935SH       SOLE                 970935
CORINTHIAN COLLEGES INCOM      218868107    1757 1134121SH       SOLE                1134121
GANNET CO INC         COM      364730101    8883  932200SH       SOLE                 932200
HUANENG POWER INTL    ADR      443304100    2232  132639SH       SOLE                 132639
ING GROEP N.V SPONSOREADR      456837103     352   50000SH       SOLE                  50000
NOKIA OYJ             ADR      654902204    1862  329000SH       SOLE                 329000
QIAO XING MOBILE COMM COM      G73031109    5699 5699326SH       SOLE                5699326
QIAO XING UNIV RESOURCCOM      G7303A109    1539 2080537SH       SOLE                2080537
SUNTECH POWER HOLDINGSADR      86800C922    4894 2118763SH       SOLE                2118763
UTSTARCOM INC         COM      918076100   1578915480362SH       SOLE               15480362
YUCHENG TECHNOLOGIES LCOM      G98777108    2638  916273SH       SOLE                 916273
                                           93821

</SEC-DOCUMENT>